Offerings - Offering: 1	Oct. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, No Par Value
Amount Registered | shares	700,000
Proposed Maximum Offering Price per Unit	24.635
Maximum Aggregate Offering Price	$ 17,244,500.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 1,500.27
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Twin Disc, Incorporated (the "Registrant") common stock, no par value ("Common Stock"), that may become issuable by reason of any stock dividend, stock split, recapitalization, or any other similar transaction that results in an increase in the number of outstanding shares of Common Stock of the Registrant. (2) Represents shares of Common Stock authorized for issuance under the Twin Disc, Incorporated Amended and Restated 2021 Omnibus Incentive Plan (the "Plan"), as amended on August 5, 2026. This Registration Statement does not include 1,636,550 shares of Common Stock authorized for issuance under the Plan that were previously registered by the Registrant. (3) Pursuant to Rule 457(c) and 457(h) under the Securities Act, the proposed maximum offering price per share and the proposed maximum aggregate offering price for the shares have been calculated solely for the purpose of computing the registration fee on the basis of the average high and low prices of the Registrant's Common Stock as reported by the Nasdaq Stock Market LLC on October 22, 2026.